PROSPECTUS
                                                   NOVEMBER 30,
1996   , as
                                            revised MAY 30,
1997


Putnam Tax-Free Insured Fund
Class A, B and M shares
INVESTMENT STRATEGY:  TAX-ADVANTAGED


This prospectus explains concisely what you should know before investing in Putnam Tax-Free Insured Fund (the "fund"), a series of Putnam Tax-Free Income Trust (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the November 30, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with
the Securities and Exchange Commission    (the "Commission")
and is incorporated into this prospectus by reference.     The
Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO
ABOUT THE FUND


Expenses summary

 .................................................................
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of fund shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights

 .................................................................
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective

 .................................................................
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective

 .................................................................
This section explains in detail how the fund seeks its investment objective.

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in the fund.

How performance is shown

 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the fund is managed

 .................................................................
Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history

 .................................................................
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements

 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans

 .................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares

 .................................................................
In this section you can learn how to sell fund shares, either directly to the fund or through an investment dealer.

How to exchange shares

 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares

 .................................................................
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information

 .................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                Class B       Class M
 shares                 shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          4.75%        NONE*          3.25%*

Deferred sales charge            5.0% in the first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase                sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE

Annual fund operating expenses
(as a percentage of average net assets)


                                      Total fund
Management            12b-1     Other  operating
  fees                fees    expenses expenses
----------            -----   -------------------
Class A               0.59%     0.20%    0.11%       0.90%
Class B               0.59%     0.60%    0.14%       1.33%
Class M               0.59%     0.50%    0.10%       1.19%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The 12b-1 fees for class B shares reflect amounts currently payable under the class B distribution plan. Actual 12b-1 fees and total fund operating expenses for the class B shares were 0.85% and 1.58%, respectively.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                              1        3        5       10
                            year     years    years    years

Class A                     $56      $75      $95     $153
Class B                     $64      $72      $93     $148  ***
Class B (no redemption)     $14      $42      $73     $148  ***
Class M                     $44      $69      $96     $172

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

    * The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

    ** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -- Class A shares."

    *** Reflects conversion of class B shares to class A shares
        (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares. This information has been audited and reported on by the Trust's independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)



                                                  For the period
                                                    June 1, 1995
                                                   (commencement

                            Year ended            of
operations)Year ended
                               July 31 to July 31        July 31
                                  1996       1995           1996

                               Class M                   Class A

Net asset value, beginning of period       $14.86
$15.11$14.86
Investment operations
Net investment income              .76        .12           .81
Net realized and unrealized
 gain (loss) on investments        .08      (.25)            .08
Total from investment operations   .84      (.13)            .89
Less distributions:
From net investment income       (.76)      (.12)          (.81)
From net realized gain on investments          --             --
--
In excess of net realized gain on
 investments                        --         --             --
Total distributions              (.76)      (.12)          (.81)
Net asset value, end of period  $14.94     $14.86         $14.94
Total investment return at net
 asset value (%) (a)              5.74  (0.87)(c)           6.06
Net assets, end of period (in thousands)     $325
$17$196,948
Ratio of expenses to average net assets (%) (b)
1.19.14(c) .90
Ratio of net investment income to average
 net assets (%)                   4.99     .73(c)           5.37
Portfolio turnover (%)           54.58      37.62          54.58


           For the period
       September 20, 1993
         (commencement of
           operations) to                   Year ended July 31
        July 31
1995       1994      1996        1995         1994        1993

        Class A                                       Class B

         $14.67    $15.88      $14.87       $14.68      $15.50
  $15.42

 .83         .73       .71         .73          .74         .75

 .19      (1.12)       .09         .20        (.73)         .28
           1.02     (.39)         .80          .93         .01
    1.03

          (.82)     (.72)       (.71)        (.73)       (.73)
   (.75)
 --          --        --          --           --       (.20)

          (.01)     (.10)          --        (.01)       (.10)
      --
          (.83)     (.82)       (.71)        (.74)       (.83)
   (.95)
         $14.86    $14.67      $14.96       $14.87      $14.68
  $15.50

           7.21 (2.49)(c)        5.44         6.53         ---
    7.00
       $184,241  $143,079    $354,431     $377,443    $432,895
$572,659
 .89      .80(c)      1.58        1.54         1.53        1.74

           5.68   4.73(c)        4.72         5.05        4.81
    4.88
          37.62     47.72       54.58        37.62       47.72
   42.01

/TABLE

                       Year ended July 31

    19921991    1990      1989       1988  1987

             Class B

  $14.38      $14.25    $14.79     $13.85$13.77     $13.91

     .76 .79     .83       .85        .85   .84

     1.14.14   (.06)       .93        .11 (.10)
     1.90.93     .77      1.78        .96   .74

   (.77)       (.80)     (.83)      (.84) (.85)      (.84)
   (.09)  --   (.48)        --      (.03) (.04)
     --   --      --        --         --    --

  (.86)(.80)  (1.31)     (.84)      (.88) (.88)
  $15.42      $14.38    $14.25     $14.79$13.85     $13.77

    13.63       6.79      5.49      13.31  7.24       5.31
$466,135    $359,465  $309,050   $293,127         $268,004
$264,916
    1.791.68    1.63      1.61       1.58  1.61

    5.165.60    5.81      6.01       6.20  5.83
   66.18       54.69     86.29     201.21197.29      85.49


(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended July 31, 1996 includes amounts paid through expenses offset arrangements. Prior period ratios exclude these amounts.
(c) Not annualized.

OBJECTIVE

Putnam Tax-Free Insured Fund seeks high current income exempt from federal income tax.
The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

Putnam Tax-Free Insured Fund seeks its objective by following the fundamental investment policy of investing at least 80% of its net assets in a diversified portfolio of tax-exempt securities (which are described below), except when investing for defensive purposes during times of adverse market conditions.

The fund invests in tax-exempt securities which are insured, rated AAA or Aaa (SP-1,
Prime-1, A-1+ or MIG-1 in the case of notes or commercial paper), or backed by the U.S.
government. Insurance guarantees payment of principal and interest, but not market value.

The fund may trade its portfolio investments seeking short-term profits, which may result in taxable income or capital gains and may involve special risks.
See "Portfolio turnover"
below.

The fund may also invest in taxable obligations, as described below, to the extent permitted by its investment policies, or hold a portion of its assets in money market instruments or in cash. Putnam Investment Management, Inc., the fund's investment manager ("Putnam
Management"), expects the fund will generally invest in tax-exempt securities of longer maturities (10 years or more), but the fund may invest in tax-exempt securities having a broad range of maturities.

Investments by the fund in tax-exempt securities will be limited to securities rated at
        least Baa    or BBB by a nationally recognized securities
rating agency,
such as Standard & Poor's ("S&P") or     Moody's Investors
Service, Inc. ("Moody's")
   ,     or unrated securities    that     Putnam Management
determines are of
comparable quality.  The rating services' descriptions of    the
four highest     grades
of debt securities are included in the SAI. Securities rated Baa or BBB (and comparable unrated securities) lack outstanding investment characteristics, have speculative characteristics and may be more likely to exhibit a weakened capacity to pay interest and repay principal
under adverse economic conditions.     The foregoing investment
limitations will be
measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

In addition, at the time of purchase and so long as a tax-exempt security is held by the fund, each such security must be covered by insurance guaranteeing the timely payment of principal and interest, unless a security is, at the time of purchase, (i) rated AAA or Aaa, in the case of a bond, or SP-1, MIG-1, Prime-1, or A-1+, in the case of a note or commercial paper, or (ii) backed by the full faith and credit of the U.S. government. Under normal market conditions it is expected that at least 70% of the fund's tax-exempt securities will be protected by insurance. Such insurance may be provided under (i) a "new issue" insurance policy obtained by the issuer or underwriter of a security, (ii) a "secondary market" policy purchased by the fund with respect to a security, or (iii) a portfolio insurance policy maintained by the fund. In each case, such insurance policies guarantee only the timely payment of principal and interest on the insured tax-exempt securities. Market value, which may fluctuate due to changes in interest rates or factors affecting the credit of the issuer or the insurer, is not insured. These forms of insurance, which are more fully described below under "Insurance," are available from a number of insurance companies. The fund will only acquire insurance from, and purchase tax-exempt securities insured by, companies whose claims paying ability is rated AAA or Aaa at the time of purchase. Changes in the financial condition of an insurer could result in a subsequent reduction or withdrawal of such rating.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio.
Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

Alternative minimum tax

Interest income distributed by the fund from certain types of tax-exempt securities may be subject to federal alternative minimum tax for individuals and corporations.

In determining compliance with the 80% test described above, it is a fundamental policy of the fund to exclude from tax-exempt securities any securities the interest from which may be subject to the federal alternative minimum tax for individuals. All tax-exempt interest dividends will, however, be included in determining the federal alternative minimum taxable income of corporations.

Alternative investment strategies

At times Putnam Management may judge that conditions in the markets for tax-exempt securities make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these "defensive" strategies, the fund may invest without limit in taxable obligations, including obligations of the U.S. government, its agencies or instrumentalities, may place up to 25% of its assets in repurchase agreements with commercial banks and registered broker-dealers, or may invest in any other securities that Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

Tax-exempt securities

Tax-exempt securities include obligations of a state (including the District of Columbia), a territory or a U.S. possession, or any of their agencies, instrumentalities or other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of tax-exempt securities are general obligation and special obligation (or special revenue obligation) securities.

General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Special obligation (or special revenue obligation) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.

The fund may also invest in securities representing interests in tax-exempt securities, known as "inverse floating obligations" or "residual interest bonds." These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Risk factors

The values of tax-exempt securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets.
Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of a fixed-income security, an insurer's claims paying ability and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The portfolio insurance covering tax-exempt securities purchased by the fund does not insure against changes in market value. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The secondary market for tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly in the lower rating categories. Thus it may be more difficult to value or buy and sell certain of these securities.

For additional information concerning the risks associated with investing in securities in the lower rating categories, see the SAI.

Insurance

The three types of insurance are "new issue" insurance, portfolio insurance and "secondary market" insurance. The fund may obtain a portfolio insurance policy which would guarantee payment of principal and interest on eligible tax-exempt securities owned by the fund which are not otherwise insured by "new issue" insurance or "secondary market" insurance and which would require insurance coverage under the fund's investment policies. Under a portfolio insurance policy, the insurer may from time to time establish criteria for determining tax-exempt securities eligible for insurance. The fund will not purchase a tax-exempt security which is not eligible for coverage under a portfolio policy unless the security is otherwise insured or is exempt from the fund's insurance requirements.

Unlike tax-exempt securities covered by "new issue" insurance, which continues in force for the life of the security, a tax-exempt security will be entitled to the benefit of insurance under a portfolio policy only so long as the fund owns the security. If the fund sells the security, the insurance protection ends. As a result, the fund will generally not attribute any value to portfolio insurance in valuing its investments. However, if any tax-exempt security is in default or presents a material risk of default, the fund intends to continue to hold the security in its portfolio and to place a value on the insurance protection. Thus, Putnam
Management's ability to manage the portfolio of the fund or to obtain portfolio insurance from other insurers may be limited to the extent that it holds defaulted securities. Portfolio insurance cannot be cancelled by the insurer with respect to any tax-exempt security already held by the fund except for non-payment of premiums. However, there is no assurance that portfolio insurance will be available at reasonable premium rates.

The fund may at times purchase "secondary market" insurance on tax-exempt securities which it holds or acquires. Like "new issue" insurance, this insurance continues in force for the life of the security for the benefit of any holder of the security. The purchase of secondary market insurance would be reflected in the market value of the security and, if available, may enable the fund to dispose of a defaulted security at a price similar to that of comparable, undefaulted securities.

Insurance premiums paid by the fund for portfolio insurance would be treated as an expense of the fund, reducing the fund's net investment income. While the amount of premiums depends on the composition of the fund's portfolio, Putnam Management estimates that, at current rates, the fund's annual premium expense for portfolio insurance, if purchased, would range from 0.1% to 0.5% of that portion of the fund's assets covered by such insurance. Premiums paid for secondary market insurance, however, would be treated as capital costs, increasing the fund's cost basis in its investments and reducing its effective yield. During fiscal 1996, the fund did not pay any insurance premiums.

Concentration policies

The fund will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, for this purpose tax-exempt securities backed only by the assets and revenues of nongovernmental users may be deemed to be issued by such nongovernmental users. Thus, the 25% limitation would apply to such obligations.

It is possible that the fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of nongovernmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such issuers may have a general adverse effect on all tax-exempt securities in a particular market segment. (Examples of such developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.)

The fund reserves the right to invest more than 25% of its assets in industrial development and private activity bonds or in issuers located in the same state.

Investments in premium securities

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of fund shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases fund shares during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on fund investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment, investors may find it useful to compare current dividend rate with the fund's "yield," which is computed on a yield-to-maturity basis in accordance with
SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and options

The fund may purchase and sell financial futures contracts and options.

The fund may purchase and sell futures contracts on the Municipal Bond Index, which are traded on the Chicago Board of Trade. This index is intended to represent a numerical measure of market performance for long-term tax exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

The fund may also purchase and sell put and call options on index futures or on indexes directly, in addition to or as an alternative to purchasing and selling index futures. The fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities"), and options directly on U.S. government securities.

In addition, the fund may purchase put and call options on, or warrants to purchase, tax-exempt securities, either directly or through custodial arrangements in which the fund and other investors own an interest in one or more options on tax-exempt securities.

The fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment.

The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying bond index or U.S. government securities and, in the case of hedging transactions, of the tax-exempt securities that are the subject of the hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast interest rate movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risks that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions.

A more detailed explanation of financial futures and options transactions, and the risks associated with them, is included in the SAI.

Other investment practices

The fund may also engage in the following investment practices, each of which may result in taxable income or capital gains and involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Repurchase agreements and forward commitments. The fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders.
These restrictions prohibit the fund    with respect to 75% of
its total assets,     from
acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a)    (with respect to 75% of its assets)     5% of its total
assets in securities of any
one issuer         other than    the     U.S. government
       (insurance policies of which the fund is a beneficiary are not considered
securities for purposes of this restriction);*    or

   (b) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the
Trust's Trustees (or the person designated by them to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.



Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.



HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with
SEC regulations and may differ from net investment income as determined for
   tax     purposes.  SEC regulations require that net investment
income be calculated
on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the fund pursues its objective -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from the fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price
(in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance.
Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a monthly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                  Business experience
                          Year    (at least 5 years)
                          ----    -------------------

Richard P. Wyke           1988    Employed by Putnam Management
Senior Vice President             since 1987.

The Trust pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and any other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and any other portfolio of the Trust or the nature of the services performed and relative applicability to the fund. The Trust also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available,
Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business Trust organized on June 28,
1985.  A copy of the
Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of such shares and are currently divided into two series of shares: the fund and Putnam Tax-Free High Yield Fund.

Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses.
Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares vote by individual series on all matters except (i) when required by the Investment Company Act of
1940, shares of all series shall be voted in the aggregate and
(ii) when the Trustees have
determined that the matter affects only the interests of one or more series, only shareholders of such series shall be entitled to vote. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends from the assets of the fund as declared by the Trustees, and, if the Trust were liquidated, would receive the net assets of the fund.
The Trust may suspend the sale of shares of the fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the Putnam funds.
Chairman and Director of Putnam Management and Putnam Mutual
Funds Corp. ("Putnam
Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice
Chairman.  Professor of Management, Alfred P. Sloan School of
Management,
Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates,
Inc.; Hans H. Estin, Vice Chairman, North American  Management
Corp.; John A. Hill,
Principal and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former
Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Elizabeth T. Kennan,
President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice
President of the Putnam funds. President, Chief Executive Officer and Director of Putnam
Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.;
Robert E. Patterson, Executive Vice President, Cabot Partners Limited Partnership; Donald
S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent
Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President, New Generation Research, Inc.       ; A.J.C. Smith,*
Chairman, Chief
Executive Officer and Director, Marsh & McLennan Companies, Inc.;
and W. Nicholas
Thorndike, Director of various corporations and charitable organizations, including Data
General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of
Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also
Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual
Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase.
For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A shares or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam
Investor Services. Shares may only be exchanged for shares of the same class of another
Putnam fund.   See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to
Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account.
Application forms are available from your investment dealer or through Putnam Investor
Services.

Shares are sold at the public offering price based on the net asset value next determined after
Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------
Under 25,000
4.99%                            4.75%     4.50%
25,000 but under 100,000         4.71      4.50           4.25
100,000 but under 250,000        3.90      3.75           3.50
250,000 but under 500,000        3.09      3.00           2.75
500,000 but under 1,000,000      2.04      2.00           1.85
-----------------------------------------------------------------

   No     initial sales charge    applies to     purchases of
class A shares of
$1 million or more. However, a CDSC of 1.00% or 0.50%,
respectively,    is
imposed    on redemptions of these shares     within the first or
second year after
purchase   , unless the             dealer of record waived its
commission with
        Putnam Mutual    Funds' approval.

Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.



Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%


   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested
(including a prepaid service fee of 0.25% of the amount invested)
to dealers who sell class B
shares.  These commissions are not paid on exchanges from other
Putnam funds or on sales
to investors     exempt from the CDSC

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.36%    3.25%       3.00%
50,000 but under 100,000         2.30     2.25        2.00
100,000 but under 250,000        1.52     1.50        1.25
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges or to sell shares
without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's
combined purchase privilege, cumulative quantity discount,
statement of intention, group
sales plan, qualified    benefit     plans and other plans.
Descriptions are also
included in the order form and in the SAI.

Class A, class B and class M shares are available at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, employee benefit plans of companies with more than 750 employees, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, shares are available at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming         shares or transferring
shares to another
person shortly after purchase, you should pay for those shares with a certified check to avoid
any delay in redemption        or transfer.  Otherwise, payment
may be delayed until
the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period.
Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see
"How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC. The CDSC applicable to shares of the fund issued prior to August 23, 1993 is calculated in a different manner than the CDSC described above. For further information consult your dealer or Putnam Investor
Services.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual
Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The
plans provide     for
payments by the fund to Putnam Mutual Funds at    annual rates
(expressed as a
percentage of average net assets)     of up to 0.35%    on
class A
   shares and 1.00% on class B and class M     shares. The
Trustees currently limit
payments    on class A,             class B and    Class M shares
to 0.20$,
0.60% and 0.50% of     average net assets        , respectively.

        Putnam Mutual Funds    has agreed to waive the class B
12b-1 fee in its
entirety through December 31, 1997.  Payments     to dealers
   are not affected by
this waiver. The table of fees and expenses set forth under the heading "About the fund
Expenses summary" has not been restated to reflect this waiver. With Trustee approval, the waiver may be terminated earlier, in which event class B shareholders would be notified and the prospectus revised.

   Putnam Mutual Funds compensates qualifying     dealers
(including    for this
purpose, certain     financial institutions) for         sales of
        shares
and the maintenance of shareholder accounts   .

Putnam Mutual Funds makes quarterly payments to         dealers
   at the annual
rate of 0.20% of            the average net asset value of class
   A shares. No
payments are made during the first year after purchase on shares purchased at net asset value
by     shareholders    investing $1 million or more, unless the
shareholder has made
arrangements with Putnam Mutual Funds and     the dealer of
record   has waived
the sales commission    .

    Putnam Mutual Funds makes    quarterly     payments    to
dealers
at    the     annual    rates     of 0.20%    and 0.25%     of
   the     average net asset value    of     class B shares
outstanding as of
March 31, 1990   and     acquired after that date    ,
respectively, except for the
first year, for which service fees are prepaid at the time of
sale as described above    .
        Putnam Mutual Funds    makes quarterly payments     to
dealers   at the annual rate of 0.40% of the     average net
asset value of class M
shares.

        Putnam Mutual Funds may suspend or modify    its
payments
        to dealers.         The payments are also subject to the
continuation of
the relevant distribution plan, the terms of service agreements between dealers and Putnam
Mutual Funds, and any applicable limits imposed by the National
Association of Securities
Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either
directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam
Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to
$100,000         unless you have notified Putnam Investor
Services of an address
change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam
Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam
Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds.
Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where
Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fund believes that reliable market quotations generally are not readily available for purposes of valuing its portfolio securities.
As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

The fund declares all of its net interest income as a distribution on each day it is open for business. Net interest income consists of interest accrued on portfolio investments, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, the fund pays distributions of net interest income monthly. The fund will distribute at least annually all net realized capital gains, if any, after applying any available capital loss carryovers. A capital loss carryover is currently available. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day after Putnam
Mutual Funds receives
payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.
You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam
Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor
Services does not receive your election, the distribution will be reinvested in the fund.
Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as
"undeliverable," fund distributions will automatically be reinvested in the fund or in another
Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax and for state and local taxes, for both individual and corporate shareholders.

The fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed to you.

Fund distributions other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for federal alternative minimum tax and state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam Mutual Funds is
the principal underwriter of the Trust.  Putnam Fiduciary Trust
Company is the custodian of
the Trust.  Putnam Investor Services, a division of Putnam
Fiduciary Trust Company, is the
investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

   Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of the month except for the
29th, 30th, or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your
Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all
Putnam funds may not be available to all investors.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over
13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000.
Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.

PUTNAM TAX-FREE INSURED FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

PUTNAMINVESTMENTS
      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581


PROSPECTUS
                                                   NOVEMBER 30,
1996

   , as
                                            revised May 30,
1997


Putnam Tax-Free High Yield Fund
Class A, B and M shares
INVESTMENT STRATEGY:  TAX-ADVANTAGED

This prospectus explains concisely what you should know before investing in Putnam Tax-
Free High Yield Fund (the "fund"), a series of Putnam Tax-Free Income Trust (the "Trust").
Please read it carefully and keep it for future reference. You can find more detailed information in the November 30, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam
Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and
Exchange Commission    (the "Commission")     and is incorporated
into this
prospectus by reference.     The Commission maintains a Web site
(http://www.sec.gov)
that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the
Commission.

The fund invests primarily in lower-rated bonds, commonly known as "junk bonds."
Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Purchasers should carefully assess the risks associated with an investment in the fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO
ABOUT THE FUND

Expenses summary

 .................................................................
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of fund shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights

 .................................................................
Study this table to see, among other things, how the fund performed each year for the past
10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective

 .................................................................
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective

 .................................................................
This section explains in detail how the fund seeks its investment objective.

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in the fund.

How performance is shown

 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the fund is managed

 .................................................................
Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history

 .................................................................
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements

 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans

 .................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares

 .................................................................
In this section you can learn how to sell fund shares, either directly to the fund or through an investment dealer.

How to exchange shares

 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds.
The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares

 .................................................................
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information

 .................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
 .................................................................
Securities ratings

About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing.
The following table
summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                Class B       Class M
 shares                 shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          4.75%        NONE*          3.25%*

Deferred sales charge            5.0% in the first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase                sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE

Annual fund operating expenses
(as a percentage of average net assets)

                                      Total fund
Management            12b-1     Other  operating
  fees                fees    expenses expenses
----------            -----   -------------------

Class A               0.54%     0.20%    0.10%       0.84%
Class B               0.54%     0.85%    0.11%       1.50%
Class M               0.54%     0.50%    0.09%       1.13%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                              1        3        5       10
                            year     years    years    years

Class A                     $56      $73      $92     $146
Class B                     $65      $77      $102    $161  ***
Class B (no redemption)     $15      $47      $82     $161  ***
Class M                     $44      $67      $93     $165

The examples do not represent past or future expense levels.
Actual expenses may be
greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

    * The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

    ** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -- Class A shares."

    *** Reflects conversion of class B shares to class A shares
(which pay lower
        ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares.
This information has been audited and reported on by the Trust's independent accountants.
The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)



                                                 For the period

                                              December 29, 1994
                                               (commencement of

                          Year ended             operations)
toYear ended
                             July 31      July 31       July 31
                                1996         1995          1996

                             Class M                    Class A

Net asset value, beginning of period       $14.13
$13.43$14.14
Investment operations
Net investment income            .84          .58           .90
Net realized and unrealized
   gain (loss) on investments  (.08)          .70         (.10)
Total from investment operations .76         1.28           .80
Less distributions:
From net investment income     (.85)        (.58)         (.89)
In excess of net investment income--           --            --
From net realized gain on investments          --            --
--
In excess of net realized
   gain on investments            --           --            --
Total distributions            (.85)        (.58)         (.89)
Net asset value, end of period$14.04       $14.13        $14.05
Total investment return at net asset value (%)(a)
5.449.69(b)    5.76
Net assets, end of period (in thousands)   $9,984        $2,331
   $540,607
Ratio of expenses to average net assets (%)(c)             1.13
     .71(b)  .84
Ratio of net investment income
   to average net assets (%)    5.87      3.98(b)          6.27
Portfolio turnover (%)         67.70        60.41         67.70

/TABLE

   For the period
             YearSeptember 20, 1993
            ended  (commencement of
             July    operations) to
       Year ended July 31
 31       July 31
             1995    1994      1996      1995      1994
 1993

          Class A                               Class B


           $14.24  $15.34     14.14    $14.24    $15.01
14.64
 .94          .83     .80       .85       .86       .95
            (.10)   (.98)     (.09)     (.10)     (.65)
  .41
 .84        (.15)     .71       .75       .21      1.36
            (.94)   (.83)     (.80)     (.85)(.85)(.95)
  --        (.02)      --        --     (.03)        --
  --        (.05)      --        --     (.05)     (.04)
  --        (.05)      --        --     (.05)        --
            (.94)   (.95)     (.80)     (.85)     (.98)
(.99)
           $14.14  $14.24    $14.05    $14.14    $14.24
$15.01
6.24     (.99)(b)    5.08      5.54      1.36      9.68
         $474,984$361,593$1,421,448$1,436,481$1,522,955
$1,501,535
 .87     (.71)(b)    1.50      1.51      1.45      1.38
6.73      5.58(b)    5.62      6.10      5.76      6.39
            60.41   44.41     67.70     60.41     44.41
52.29

                             Year ended July 31

                   1992  1991    1990    1989     1988    1987

                                      Class B
                 $13.79$13.87  $14.30  $13.72   $13.77  $13.91

                    .99   .99    1.00     .98      .96     .98

                    .94 (.07)   (.43)     .56    (.05)     .04
                   1.93   .92     .57    1.54      .91    1.02
                  (.99)(1.00)  (1.00)   (.96)    (.96)   (.98)
                     --    --      --      --       --      --
                  (.09)    --      --      --       --   (.18)

                     --    --      --      --       --      --
                 (1.08)(1.00)  (1.00)   (.96)    (.96)  (1.16)
                 $14.64$13.79  $13.87  $14.30   $13.72  $13.77
                  14.60  6.98    4.20   11.71     6.96    7.48
             $1,015,866      $738,113$651,152 $635,899$586,721
$582,023
                   1.45  1.52    1.66    1.75     1.77    1.78

                   7.03  7.26    7.12    7.02     7.11    6.71
                  82.31 49.83   46.66   96.97   101.02  132.87



(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) The ratio of expenses to average net assets for the period ended July 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

OBJECTIVE

Putnam Tax-Free High Yield Fund seeks high current income exempt from federal income tax. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

Putnam Tax-Free High Yield Fund seeks its objective by following the fundamental investment policy of investing at least 80% of its net assets in a diversified portfolio of tax-exempt securities (which are described below), except when investing for defensive purposes during times of adverse market conditions. The fund may trade its portfolio investments seeking short-term profits, which may result in taxable income or capital gains and may involve special risks. See "Portfolio turnover" below.

The fund may also invest in taxable obligations, as described below, to the extent permitted by its investment policies, or hold its assets in money market instruments or in cash.

The fund invests primarily in high yielding, higher risk, lower-rated tax-exempt securities constituting a portfolio which Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes does not involve undue risk to income or
principal. Differing yields on tax-exempt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. High yields are generally available from securities in the lower categories of nationally
recognized    securities     rating agencies    (such as     Baa
or MIG-4 or
lower by Moody's Investors Service, Inc. ("Moody's") and BBB or
SP-3 or lower by
Standard & Poor's ("S&P")), or from unrated securities
   determined by Putnam
management to be     of comparable quality.  The fund may invest
in securities
rated        at least Ca         or CC by    a nationally
recognized
securities rating agency, such as S&P or Moody's, or     in
unrated securities    that
Putnam Management determines are     of comparable quality.  The
fund is not subject
to any other limitation based on securities ratings.  Securities
rated Ca    or CC
(and     comparable    unrated securities)     are considered
speculative in a high
degree and may be in default.  The    foregoing investment
limitations will be measured
at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.  The agencies' descriptions of their rating categories are
   included     in the    appendix     to this prospectus.

Alternative minimum tax

Interest income distributed by the fund from certain types of tax-exempt securities may be subject to federal alternative minimum tax for individuals and corporations.

In determining compliance with the 80% test described above, it is a fundamental policy of
the fund to exclude from tax-exempt securities any securities the interest from which may be
subject to the federal alternative minimum tax for individuals.
All tax-exempt interest
dividends will, however, be included in determining    the
federal alternative
minimum taxable income of corporations.

Alternative investment strategies

At times Putnam Management may judge that conditions in the markets for tax-exempt securities make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these    defensive     strategies, the fund may
invest without limit in
taxable obligations, including obligations of the U.S.
government, its agencies or
instrumentalities, may place up to 25% of its assets in repurchase agreements with commercial banks and registered broker-dealers, or may invest in any other securities that
Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

Tax-exempt securities

Tax-exempt securities include obligations of a state (including the District of Columbia), a territory or a U.S. possession, or any of their agencies, instrumentalities or other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of tax-exempt securities are general obligation and special obligation (or special revenue obligation) securities.

General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Special obligation (or special revenue obligation) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.

The fund may also invest in securities representing interests in tax-exempt securities, known as "inverse floating obligations" or "residual interest bonds." These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Risk factors

The values of tax-exempt securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets.
Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests primarily in lower-rated securities before making an investment in the fund.

The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, the fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by    a rating agency     does
not reflect an
assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

The table below shows the percentages of fund assets invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to
comparable rating categories by    another rating agency    , and
in unrated securities
determined by Putnam Management to be of comparable quality:

                                          Unrated securities
                 Rated securities,      of comparable quality,
                 as percentage of          as percentage of
Rating              net assets                net assets

"AAA"                  32.26%                     0.24%
"AA"                    1.88                      0.15
"A"                     4.47                      0.34
"BBB"                  18.19                      4.51
"BB"                    7.01                     11.60
"B"                     2.10                     15.94
"CCC"                   0.86                      0.45
                      ------                    ------
                      66.77%                     33.23%
                      ======                    ======

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. When the fund invests in tax-exempt securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in tax-exempt securities in the higher rating categories.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect its net asset value. Any income derived from the ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest in so-called "zero-coupon" bonds, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The values of zero-coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. The fund is required to accrue and distribute interest income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus it may be necessary to sell other investments to obtain cash needed to make income distributions.

The secondary market for tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly in the lower rating categories. Thus it may be more difficult to value or buy and sell certain of these securities.
Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

For additional information concerning the risks associated with investing in securities in the lower rating categories, see the SAI.

Putnam Management buys and sells securities for the fund's portfolio with a view to seeking as high a level of current income as Putnam Management believes does not pose undue risk to principal.

As a result, the fund will not necessarily invest in the highest yielding tax-exempt securities permitted by its investment policies if Putnam Management determines that market risks or credit risks associated with such investments would subject the fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Putnam Management will be free to take full advantage of the entire range of maturities offered by tax-exempt securities and may adjust the average maturity of the fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that under normal market conditions the fund will invest primarily in long-term tax-exempt securities having maturities greater than ten years and that it will generally hold short-term tax-exempt securities only for liquidity purposes.

Concentration policies

The fund will not invest more than 25% of its total assets in any
   one     industry.
Governmental issuers of tax-exempt securities are not considered part of any "industry."
However, for this purpose tax-exempt securities backed only by the assets and revenues of nongovernmental users may be deemed to be issued by such nongovernmental users. Thus, the 25% limitation would apply to these obligations.

It is possible that the fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of nongovernmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such issuers may have a general adverse effect on all tax-exempt securities in a particular market segment. (Examples of such developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.)

The fund reserves the right to invest more than 25% of its assets in industrial development
   bonds     and private activity    securities     or in issuers
located in the
same state.

Investments in premium securities

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of fund shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases fund shares during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on fund investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment, investors may find it useful to compare current dividend rate with the fund's "yield," which is computed on a yield-to-maturity basis in accordance with
SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and options

The fund may purchase and sell financial futures contracts and options.

The fund may purchase and sell futures contracts on the Municipal
Bond Index       .
This index is intended to represent a numerical measure of market performance for long-term tax exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

The fund may also purchase and sell put and call options on index futures or on indexes directly, in addition to or as an alternative to purchasing and selling index futures. The fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities"), and options directly on U.S. government securities.

In addition, the fund may purchase put and call options on, or warrants to purchase, tax-exempt securities, either directly or through custodial arrangements in which the fund and other investors own an interest in one or more options on tax-exempt securities.

The fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment.

The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying bond index or U.S. government securities and, in the case of hedging transactions, of the tax-exempt securities that are the subject of the hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast interest rates and market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time.  The fund's ability to terminate option positions
   established     in the over-the-counter market may be more
limited than exchange-
traded options and may also involve the risks that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the
Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions.

A more detailed explanation of financial futures and options transactions, and the risks associated with them, is included in the SAI.

Other investment practices

The fund may also engage in the following investment practices, each of which may result in taxable income or capital gains and involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Repurchase agreements and forward commitments. The fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders.
These restrictions prohibit the fund    with respect to 75% of
its total assets     from
acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a)    (with respect to 75% of its total assets)     5% of its
total assets in securities of
any one issuer         other than    the     U.S. government
   ;*
or

   (b) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the
Trust's Trustees (or the person designated by them to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.



Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.



HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with
SEC regulations and may differ from net investment income as determined for
   tax     purposes.  SEC regulations require that net investment
income be calculated
on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the fund pursues its objective -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from the fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price
(in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance.
Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a monthly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following    officer     of Putnam Management    has     had
primary
responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                  Business experience
                          Year    (at least 5 years)
                          ----    -----------------

Triet M. Nguyen           1988    Employed as an investment
Senior Vice President             professional by Putnam
Management since
                                  1985.



The Trust pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and any other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and any other portfolio of the Trust or the nature of the services performed and relative applicability to the fund. The Trust also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available,
Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business Trust organized on June 28,
1985.  A copy of the
Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of such shares and are currently divided into two series of shares: the fund and Putnam Tax-Free Insured Fund.

Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses.
Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares vote by individual series on all matters except (i) when required by the Investment Company Act of
1940, shares of all series shall be voted in the aggregate and
(ii) when the Trustees have
determined that the matter affects only the interests of one or more series, only shareholders of such series shall be entitled to vote. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends from the assets of the fund as declared by the Trustees, and, if the Trust were liquidated, would receive the net assets of the fund.
The Trust may suspend the sale of shares of the fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the Putnam funds.
Chairman and Director of Putnam Management and Putnam Mutual
Funds Corp. ("Putnam
Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice
Chairman.  Professor of Management, Alfred P. Sloan School of
Management,
Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates,
Inc.; Hans H. Estin, Vice Chairman, North American  Management
Corp.; John A. Hill,
Principal and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former
Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Elizabeth T. Kennan,
President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice
President of the Putnam funds. President, Chief Executive Officer and Director of Putnam
Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.;
Robert E. Patterson, Executive Vice President, Cabot Partners Limited Partnership; Donald
S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent
Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President, New Generation Research, Inc.       ;  A.J.C. Smith,*
Chairman, Chief
Executive Officer and Director, Marsh & McLennan Companies, Inc.;
and W. Nicholas
Thorndike, Director of various corporations and charitable organizations, including Data
General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of
Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also
Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual
Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase.
For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A shares or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam

    Investor Services.  Shares may only be exchanged for shares of the same class of
another Putnam fund.   See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to
Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account.
Application forms are available from your investment dealer or through Putnam Investor
Services.

Shares are sold at the public offering price based on the net asset value next determined after
Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------
Under 25,000
4.99%                            4.75%     4.50%
25,000 but under 100,000         4.71      4.50           4.25
100,000 but under 250,000        3.90      3.75           3.50
250,000 but under 500,000        3.09      3.00           2.75
500,000 but under 1,000,000      2.04      2.00           1.85
-----------------------------------------------------------------

   No     initial sales charge    applies to     purchases of
class A shares of
$1 million or more. However, a CDSC of 1.00% or 0.50%,
respectively,    is
imposed    on redemptions of these shares     within the first or
second year after
purchase   , unless the             dealer of record waived its
commission with
        Putnam Mutual    Funds' approval.

Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.


Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested
(including a prepaid service fee of 0.25% of the amount invested)
to dealers who sell class B
shares. These commissions are not paid on exchanges from other
Putnam funds to
investors     exempt from the CDSC.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.36%    3.25%       3.00%
50,000 but under 100,000         2.30     2.25        2.00
100,000 but under 250,000        1.52     1.50        1.25
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges or to sell shares
without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's
combined purchase privilege, cumulative quantity discount,
statement of intention, group
sales plan, qualified    benefit     plans and other plans.
Descriptions are also
included in the order form and in the SAI.

Class A, class B and class M shares are available at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, employee benefit plans of companies with more than 750 employees, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, shares are available at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or         transferring shares
to another person
shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption        or transfer.  Otherwise, payment may
be delayed until the
purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period.
Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Any shares acquired by reinvestment of distributions will be redeemed without a
CDSC. For information on how sales charges are calculated if you exchange your shares, see
"How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC. The CDSC applicable to shares of the fund issued prior to August 23, 1993 is calculated in a different manner than the CDSC described above. For further information consult your dealer or Putnam Investor
Services.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual
Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The
plans provide     for
payments by the fund to Putnam Mutual Funds at    annual rates
(expressed as a
percentage of average net assets)     of up to 0.35%    on
class A
   shares and 1.00% on class B and class M     shares. The
Trustees currently limit
payments    on class A, class B and class M shares to 0.20%,
0.85% and 0.50% of
average net assets, respectively.

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this
purpose, certain financial institutions)    for     sales of
        shares and the
maintenance of shareholder accounts.

   Putnam Mutual Funds makes quarterly     payments    to dealers
at the annual
rate of up to 0.20% of     the average net asset value of class A
shares   . No
payments are made during the first             year after
purchase    on
shares purchased at net asset value by shareholders investing $1
million or more   ,
unless the shareholder has     made arrangements with Putnam
Mutual Funds and the
dealer of record    has     waived the sales commission.

Putnam Mutual Funds makes quarterly payments    to dealers     at
the annual rate of
0.20%    and 0.25%     of    the     average net asset value
   of class B
shares outstanding as of March 31, 1990 and acquired after that date, respectively, except for the first year, for which service fees are prepaid at the time of sale as described
above.             Putnam Mutual Funds    makes quarterly
payments to
dealers     at the annual rate of    0.40% of             the
average net
asset value of class         M shares.

Putnam Mutual Funds may suspend or modify    its     payments
        to
dealers.         The payments are also subject to the
continuation of the relevant
distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

You can sell your shares to the fund any day the New York Stock
Exchange is open, either
directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam
Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to
$100,000         unless you have notified Putnam Investor
Services of an address
change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam
Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam
Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds.
Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where
Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fund believes that reliable market quotations generally are not readily available for purposes of valuing its portfolio securities.
As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

The fund declares all of its net interest income as a distribution on each day it is open for business. Net interest income consists of interest accrued on portfolio investments, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, the fund pays distributions of net interest income monthly. The fund will distribute at least annually all net realized capital gains, if any, after applying any available capital loss carryovers. A capital loss carryover is currently available. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day after Putnam
Mutual Funds receives
payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.
You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam
Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor
Services does not receive your election, the distribution will be reinvested in the fund.
Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as
"undeliverable," fund distributions will automatically be reinvested in the fund or in another
Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax and for state and local taxes, for both individual and corporate shareholders.

The fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed to you.

Fund distributions other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for federal alternative minimum tax and state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam Mutual Funds is
the principal underwriter of the Trust.  Putnam Fiduciary Trust
Company is the custodian of
the Trust.  Putnam Investor Services, a division of Putnam
Fiduciary Trust Company, is the
investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Appendix

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Services, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

(The fund will invest principally in securities in the following rating categories:)

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--    Leading market positions in well established industries.
--    High rates of return on funds employed.
--    Conservative capitalization structures with moderate
reliance on debt and ample
      asset protection.
--    Broad margins in earnings coverage of fixed financial
charges and high internal
      cash generation.
--    Well established access to a range of financial markets and assured sources of
      alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

(The fund will invest principally in securities in the following rating categories:)

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The
`B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'-rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.


   Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more
variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due.
Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk
can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.:

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and
financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal sees probable.

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st.
The amount you choose will
be automatically transferred each month from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to
another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than
$500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.

Putnam Family of Funds*

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund
Putnam Diversified Equity Trust
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam Health Sciences Trust
Putnam International Growth Fund
Putnam International New Opportunities Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund+
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Growth and Income Fund II
Putnam International Growth and Income Fund
Putnam New Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Diversified Income Trust II
Putnam Federal Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund
Putnam High Yield Total Return Fund
Putnam High Yield Trust++
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds+++
                         Arizona, California, Florida,
Massachusetts, Michigan,
                         Minnesota, New Jersey, New York, Ohio,
and
                         Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.
The three portfolios:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDS**
Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

*As of 1/1/97.
+Formerly Putnam OTC Emerging Growth Fund.
++Closed to new investors.
+++Not available in all states.
**Investments in money market funds are neither insured nor guaranteed by the U.S.
government. These funds are managed to maintain a steady net asset value of $1.00 per share, although there is no assurance this net asset value will be maintained in the future.

Please call your financial advisor or Putnam to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.

PUTNAM TAX-FREE HIGH YIELD FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110


PUTNAMINVESTMENTS

      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581